Annual Total Returns [BarChart] - First Trust Morningstar Dividend Leaders Index Fund - First Trust Morningstar Dividend Leaders Index Fund	May 03, 2021
Bar Chart Table:
2011	14.44%
2012	9.14%
2013	22.71%
2014	12.96%
2015	2.73%
2016	20.72%
2017	11.93%
2018	(5.87%)
2019	24.36%
2020	(4.42%)